Cover	Mar. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 28, 2022
Entity File Number	000-54701
Entity Registrant Name	Yew Bio-Pharm Group, Inc.
Entity Central Index Key	0001548240
Entity Tax Identification Number	26-1579105
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	9460 Telstar Avenue
Entity Address, Address Line Two	Suite 6
Entity Address, City or Town	El Monte
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91731
City Area Code	(626)
Local Phone Number	401-9588
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable